Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On February 28, 2025, the Company issued to the Sponsor 1,983,750 class B ordinary shares (the “Founder Shares”) for an aggregated consideration of $25,000, or approximately $0.0126 per ordinary share.

In August 2025, the Sponsor forfeited, for no consideration, 546,250 shares in a share recapitalization, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is not exercised in full or in part by the underwriters).

As of June 30, 2026 and December 31, 2025, there were 1,437,500 Founder Shares issued and outstanding; no shares are subject to forfeiture as a result of the underwriters’ full exercise of its over-allotment option on November 13, 2025.

The Founder Shares are identical to the Class A ordinary shares included in the Units being sold in the IPO, and holders of Founder Shares have the same shareholder rights as public shareholders, except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, (ii) the Sponsor, officers and directors of the Company entered into a letter agreement with the Company, pursuant to which they have agreed (A) to waive their redemption rights with respect to the Founder Shares, private placement shares and public shares in connection with the completion of its initial Business Combination and (B) to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares and private placement shares if the Company fails to complete its initial Business Combination within 15 months from the closing of the IPO, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within such time period, and (iii) the Founder Shares and private placement shares are subject to registration rights. If the Company submits its initial Business Combination to its public shareholders for a vote, the Sponsor, officers and directors have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement, to vote any Founder Shares and private placement shares held by them and any public shares purchased during or after the IPO in favor of the Company’s initial Business Combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to certain permitted transferees)) until the earlier of 180 days after the date of the consummation of the Company’s initial Business Combination or the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination.

Promissory Note — Related Party

On February 28, 2025, the Sponsor agreed to loan the Company up to an aggregate amount of $300,000 to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Note”). The Promissory Note was unsecured, interest-free; the principal may be drawn down from time to time upon a written request from the Company to the Sponsor. The Promissory Note was due on the earlier of: (i) the date on which the Company consummates an initial public offering of its securities, or (ii) the date on which the Company determines to not proceed with such initial public offering. Upon the closing of the IPO on November 13, 2025, the Company fully repaid the outstanding amount of approximately $206,823 under the Promissory Note.

In May 2026, the Sponsor agreed to loan the Company an aggregate of up to $190,000 to pay for various expenses of the Company and for working capital purposes pursuant to a promissory note. The promissory note is non-interest bearing and payable no later than the date on which the Company consummates an initial business combination. As of June 30, 2026 and December 31, 2025, the Company had $190,000 and $0, respectively, outstanding under the promissory note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units issued to the Sponsor. The terms of Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of June 30, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement with the Sponsor on the effective date of the registration statement of the initial public offering through the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation, pursuant to which the Company agreed to pay the Sponsor a total of $10,000 per month for office space and administrative and support services. For the three months and six months ended June 30, 2026, the Company incurred administrative service fees totaling $30,000 and $60,000, respectively. Additionally, amounts of $60,000 and $16,667 were accrued and included in accrued expenses on the accompanying unaudited condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively.

Note 5 — Related Party Transactions

Founder Shares

On February 28, 2025, the Company issued to the Sponsor 1,983,750 class B ordinary shares (the “Founder Shares”) for an aggregated consideration of $25,000, or approximately $0.0126 per ordinary share.

In August 2025, the Sponsor forfeited, for no consideration, 546,250 shares in a share recapitalization, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is not exercised in full or in part by the underwriters).

As of December 31, 2025, there were 1,437,500 Founder Shares issued and outstanding; no shares are subject to forfeiture as a result of the underwriter’s full exercise of its over-allotment option on November 13, 2025.

The Founder Shares are identical to the Class A ordinary shares included in the Units being sold in the IPO, and holders of Founder Shares have the same shareholder rights as public shareholders, except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (ii) the Sponsor, officers and directors of the Company will enter into a letter agreement with the Company, pursuant to which they will agree (A) to waive their redemption rights with respect to the Founder Shares, private placement shares and public shares in connection with the completion of its initial Business Combination and (B) to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares and private placement shares if the Company fails to complete its initial Business Combination within 15 months from the closing of the IPO (subject to shareholder approval, there are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to the amended and restated memorandum and articles of association), although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within such time period and (iii) the Founder Shares and private placement shares are subject to registration rights. If the Company submits its initial Business Combination to its public shareholders for a vote, the Sponsor, officers and directors have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement to be entered into with the Company, to vote any Founder Shares and private placement shares held by them and any public shares purchased during or after the IPO in favor of the Company’s initial Business Combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to certain permitted transferees)) until the earlier of 180 days after the date of the consummation of the Company’s initial Business Combination or the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination.

Promissory Note — Related Party

On February 28, 2025, the Sponsor agreed to loan the Company up to an aggregate amount of $300,000 to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Note”). The Promissory Note is unsecured, interest-free; the principal may be drawn down from time to time upon a written request from the Company to the Sponsor. The Promissory Note is due on the earlier of: (i) the date on which the Company consummates an initial public offering of its securities, or (ii) the date on which the Company determines to not proceed with such initial public offering. Upon the closing of the IPO on November 13, 2025, the Company fully repaid the outstanding amount of approximately $206,823 under the Promissory Note. As of December 31, 2025, the Company had no borrowings under the Promissory Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units issued to the Sponsor. The terms of Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2025, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement with the Sponsor on the effective date of the registration statement of the initial public offering through the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation, to pay the Sponsor a total of $10,000 per month for office space and administrative and support services. As of December 31, 2025, the Company incurred and accrued $16,667 in administrative service fees which were included in the accrued expenses on the accompanying balance sheet.

Consulting Services Agreement

On November 11, 2025, the Company entered into an agreement with Hurricane Corporate Services Ltd., a consulting firm controlled by Kulwant Sandher, the Company’s Chief Financial Officer (“CFO’). The agreement is for a term of three months commencing on the execution date and will automatically renew for an additional three-month period. The Company agreed to pay Mr. Sandher a monthly fee of $3,000. As of December 31, 2025, the Company had incurred and accrued approximately $4,500 in CFO service fees.

Director Compensation

The Company pays a quarterly fee of $7,500 to its directors. As of December 31, 2025, no director fees were incurred and outstanding.